Cover	Mar. 18, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 18, 2026
Entity Registrant Name	Red Cat Holdings, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-40202
Entity Tax Identification Number	88-0490034
City Area Code	800
Local Phone Number	466-9152
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001
Trading Symbol	RCAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000748268